Accounts receivable, net (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Policyholder Account Balance [Line Items]
Concentration Risk, Customer	Concentration of credit risk with respect to accounts receivable is limited due to the Company's large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company's trade receivables.
Hyundai Merchant Marine Co. Ltd. [Member]
Policyholder Account Balance [Line Items]
Concentration Risk, Percentage	23.40%	25.90%	24.50%
Singapore Marine [Member]
Policyholder Account Balance [Line Items]
Concentration Risk, Percentage	19.50%
Cargill [Member]
Policyholder Account Balance [Line Items]
Concentration Risk, Percentage	11.40%	10.90%
Swissmarine [Member]
Policyholder Account Balance [Line Items]
Concentration Risk, Percentage		12.30%